S C H E D U L E O F I N V E S T M E N T S

December 31, 2023 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

COMMON STOCK
Belgium — 1.7%
Anheuser-Busch InBev S.A.	1,986,066	$128,087

Brazil — 0.6%
Banco Bradesco SA ADR [1]	11,949,809	41,824

Canada — 2.3%
Alimentation Couche-Tard Inc.	1,245,697	73,357
Canadian Pacific Kansas City Ltd.	1,230,195	97,335

		170,692

China — 0.7%
Tencent Holdings Ltd.	1,455,700	54,734

France — 13.4%
Air Liquide SA	385,821	75,014
Alstom S.A.	10,747,559	144,513
AXA SA	3,395,634	110,546
BNP Paribas SA	708,561	48,959
Carrefour SA	4,391,073	80,299
Danone SA	2,483,662	160,891
Kering S.A.	296,822	130,743
Sanofi	1,116,749	110,659
Valeo	3,701,659	56,863
Vinci S.A.	604,383	75,861

		994,348

Germany — 9.4%
Allianz SE	475,169	126,918
Bayer AG	1,340,959	49,784
Deutsche Telekom AG	6,894,023	165,531
Infineon Technologies AG	958,315	39,990
LANXESS AG	2,218,630	69,485
RWE AG	2,185,980	99,376
SAP SE	950,086	146,293

		697,377

Hong Kong — 0.3%
The Link Real Estate Investment Trust [2]	3,297,400	18,517

Ireland — 1.4%
Ryanair Holdings PLC ADR [1]	753,547	100,493

Italy — 4.8%
Enel SpA	25,670,423	190,720
UniCredit SpA	6,210,078	168,408

		359,128

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

Japan — 7.5%
FANUC Corp.	5,378,600	$158,192
Kokusai Electric Corp. [1]	492,400	10,703
Murata Manufacturing Co. Ltd.	7,377,000	156,591
Seven & i Holdings Co. Ltd.	2,006,400	79,616
Sumitomo Mitsui Financial Group Inc.	868,700	42,388
Takeda Pharmaceutical Co. Ltd.	3,696,900	106,292

		553,782

Netherlands — 6.1%
Akzo Nobel NV	2,069,665	170,949
ING Groep NV	7,862,035	117,396
Koninklijke Philips NV [1]	6,952,951	161,842

		450,187

Singapore — 1.0%
United Overseas Bank Ltd.	3,478,400	74,984

South Korea — 5.3%
Samsung Electronics Co. Ltd.	5,435,361	329,909
SK Hynix Inc.	594,847	64,921

		394,830

Spain — 3.6%
Aena SME S.A.	590,225	106,924
Amadeus IT Group S.A.	1,153,371	82,609
Iberdrola S.A.	5,953,228	78,010

		267,543

Sweden — 0.7%
Assa Abloy AB, Class B	1,447,931	41,675
Sandvik AB	357,869	7,738

		49,413

Switzerland — 5.7%
Cie Financiere Richemont SA, Class A	524,338	72,162
Julius Baer Group Ltd.	99,021	5,551
Novartis AG	1,090,180	110,010
Roche Holding AG	708,385	205,933
UBS Group AG	1,020,752	31,677

		425,333

United Kingdom — 33.8%
AstraZeneca PLC	1,264,218	170,812
Barclays PLC	97,114,327	190,359
Berkeley Group Holdings PLC	798,916	47,740
BP PLC	32,347,832	192,204
British American Tobacco PLC	3,526,468	103,183
Compass Group PLC	2,589,692	70,838
Croda International PLC	455,113	29,296
Diageo PLC	4,347,527	158,267

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

United Kingdom — (continued)
GSK PLC	8,407,020	$ 155,403
Kingfisher PLC	11,860,692	36,782
Legal & General Group PLC	24,727,223	79,143
NatWest Group PLC	18,312,157	51,211
Prudential PLC	15,541,030	175,749
Reckitt Benckiser Group PLC	2,957,543	204,325
RELX PLC (EUR)	2,058,597	81,404
RELX PLC (GBP)	938,798	37,215
Rio Tinto PLC	509,957	37,974
Rolls-Royce Holdings PLC [1]	87,489,832	334,222
Segro PLC [2]	3,137,022	35,444
Shell PLC	5,250,990	172,745
Unilever PLC	1,477,152	71,548
WH Smith PLC	3,877,525	65,933

		2,501,797

Total Common Stock (Cost $6,228,649) — 98.3%		7,283,069

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust:
Government & Agency Portfolio, Institutional Class, 5.283% *	89,053,525	89,054

Total Short-Term Investment (Cost $89,054) — 1.2%		89,054

Total Investments — 99.5% (Cost $6,317,703)		7,372,123

Other Assets in Excess of Liabilities — 0.5%		38,739

Net Assets — 100.0%		$7,410,862

*	The rate reported is the 7-day effective yield as of December 31, 2023.
1	Non-income producing security.
2	Real Estate Investment Trust.

ADR	American Depositary Receipt

S C H E D U L E O F I N V E S T M E N T S (concluded)

December 31, 2023 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2023:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stock
Belgium	$128,087	$—	$—	$128,087
Brazil	41,824	—	—	41,824
Canada	170,692	—	—	170,692
China	54,734	—	—	54,734
France	994,348	—	—	994,348
Germany	697,377	—	—	697,377
Hong Kong	18,517	—	—	18,517
Ireland	100,493	—	—	100,493
Italy	359,128	—	—	359,128
Japan	553,782	—	—	553,782
Netherlands	450,187	—	—	450,187
Singapore	74,984	—	—	74,984
South Korea	—	394,830	—	394,830
Spain	267,543	—	—	267,543
Sweden	49,413	—	—	49,413
Switzerland	425,333	—	—	425,333
United Kingdom	2,501,797	—	—	2,501,797

Total Common Stock	6,888,239	394,830	—	7,283,069

Short-Term Investment	89,054	—	—	89,054

Total Investments in Securities	$6,977,293	$394,830	$—	$7,372,123

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-3900